Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets At Amortized Cost [Abstract]
Disclosure of detailed information about financial assets at amortized cost [Text Block]
	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Time deposit with original maturities more than three months	$5,140	10,358	11,229